Derivative Instruments and Hedging Activities - Schedule of Interest Rate Swap (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amount of gain (loss) recognized in OCI	$ 22.0	$ 20.5	$ 33.1
Amount of (gain) loss reclassified from accumulated OCI into interest expense (effective portion)	49.5	69.0	87.9
Amount (gain) loss recognized in other income (expense) (ineffective portion and amount excluded from effectiveness testing)			$ 0